ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.ORGANIZATION AND PRINCIPAL ACTIVITIES

Yirendai Ltd. (the “Company” or “Yirendai”) was incorporated under the laws of the Cayman Islands on September 24, 2014. Upon incorporation, the Company had 50,000 shares authorized, 1 share issued and outstanding with a par value of US$1.00 per share, which was held by CreditEase Holdings (Cayman) Limited (“CreditEase”). Pursuant to a written resolutions of CreditEase dated January 5, 2015, the Company’s every issued and unissued share of par value of US$1.00 each in the capital of the Company is subdivided into 10,000 shares of par value US$0.0001 each, such that the Company has an authorized capital of US$50 divided into 500,000,000 shares of par value US$0.0001 each and 10,000 issued capital of par value US$0.0001 each amounted to US$1.00. On June 25, 2015, the Company issued 99,990,000 ordinary shares at par value US$0.0001 per share, to CreditEase, at US$0.0001 per share for an aggregate cash consideration of $10. Such issuance was accounted for as a stock split and, accordingly, all references to numbers of common shares and per-share data in the accompanying consolidated financial statements have been adjusted to reflect the stock split and issuance of shares on a retroactive basis.

On December 18, 2015, the Company completed its initial public offering (“IPO”) and issued 7,500,000 American Depositary Shares (“ADS”, each representing two ordinary shares) at US$10 per ADS for an aggregate offering price of RMB485.5 million  (US$75 million). During the IPO, the Company issued and sold 2,000,000 ordinary shares in a concurrent placement, to Baidu (Hong Kong) Limited, at US$5 per share for an aggregated cash consideration of RMB64.7 million  (US$10 million).

CreditEase is engaged in providing services for both online and offline marketplace connecting borrowers and investors as well as wealth management services in People’s Republic of China (“PRC”) through its subsidiaries and consolidated variable interest entities. The Company, its subsidiaries and consolidated variable interest entities (“VIEs”) (the Company, its subsidiaries and its VIEs collectively referred to as the “Group”) provide services for online marketplace connecting borrowers and investors in the PRC.

In 2012, Puxin Hengye Technology Development (Beijing) Co., Ltd. (“Puxin Hengye”), a subsidiary of CreditEase began providing services through an online marketplace connecting borrowers and investors (the “Yirendai Business”), with supporting services provided by other subsidiaries and VIEs of CreditEase. In order to raise capital for this business through an initial public offering, in the first quarter of 2015, CreditEase undertook the following reorganization through which CreditEase transferred the Yirendai Business to the Group.

Heng Cheng Technology Development (Beijing) Co., Ltd. (“Heng Cheng”) was established on September 15, 2014 as the operating entity in PRC of the Yirendai Business in contemplating raising capital for this business through an initial public offering. CreditEase designated Mr. Ning Tang, Mr. Fanshun Kong and Ms. Yan Tian, three PRC citizens, as the shareholders of Heng Cheng (collectively the “three designated shareholders”) on behalf of CreditEase. The capital injected into Heng Cheng by the three designated shareholders was provided by CreditEase through loans extended by Puxin Hengye. As a result, Mr. Ning Tang, Mr. Fanshun Kong and Ms. Yan Tian were considered de facto agent of CreditEase, and CreditEase should consolidate Heng Cheng as a VIE.

In February 2015, the Company through Yi Ren Heng Ye Technology Development (Beijing) Co., Ltd. (“Heng Ye”), a wholly owned subsidiary established in January 2015 entered into an agreement with Puxin Hengye. Based on the agreement, the title of the loans of capital injection was transferred from Puxin Hengye to Heng Ye. The control over Heng Cheng was transferred to Heng Ye as well through new VIE arrangements signed between Heng Ye and Heng Cheng, which is considered a contribution to the Yirendai Business. As a result, Heng Cheng is a VIE that should be consolidated by the CreditEase before and after signing the VIE arrangements in February 2015, and this transaction is accounted for as a transaction under common control. Such reorganization was approved by the Board of Directors of CreditEase, with the VIE structure being in place on February 22, 2015 and completed on March 31, 2015.

As a result of the reorganization, the Yirendai Business was transferred to the Group, the accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The assets and liabilities and the related results of operation and cash flows of Yirendai Business reflect financial positions and operating results of the online marketplace service business connecting borrowers and investors. However, such presentation may not necessarily reflect the results of operations, financial position and cash flows if the Group had actually existed on a stand-alone basis during the periods presented. Transactions between the Group and CreditEase are herein referred to as related party transactions.

The Company entered into non-competition arrangement with CreditEase, under which they agreed not to compete with each other’s core business. CreditEase agreed not to compete with the Group in a business that is of the same nature as (i) the online consumer finance marketplace business currently conducted or contemplated to be conducted by the Group as of the date of the agreement and (ii) other businesses that the Group and CreditEase may mutually agree from time to time. The Group agreed not to compete with CreditEase in the business conducted by CreditEase, other than (i) the online consumer finance marketplace business operated by the Group as of the date of the agreement and (ii) other businesses that the Group and CreditEase may mutually agree from time to time.

The Yirendai Business has operated within CreditEase’s corporate cash management program before the completion of the reorganization. For purposes of presentation in the consolidated statements of cash flows, the cash flow from CreditEase to support the Yirendai Business is presented as cash contribution from owner, which is included in cash flows from financing activities.

Cash contribution from owner as disclosed under cash flows from financing activities have also been reflected as changes to the balances in total equity as presented in the consolidated statements of changes in equity.

To execute the Group’s strategy of offering more value-added services to investors, Yiren Financial Information Services (Beijing) Co., Ltd. or Yi Ren Wealth Management, was established in China on October 13, 2016 to mainly conduct its wealth management business, aiming to provide investors with an expanded array of investment options, including fund and insurance products offered by third parties.

In August 2017, the Group further established Yi Ren Information Consulting (Beijing) Co., Ltd. or Yi Ren Information, its wholly owned subsidiary in China, which engages in providing of borrower acquisition and referral services to institutional funding providers.

Yirendai designated aforementioned three designated shareholders as the shareholders of Yi Ren Wealth Management on behalf of the Group. The capital injected into Yi Ren Wealth Management by the three designated shareholders was provided by Yirendai through loans extended by Chongqing Heng Yu Da Technology Co., Ltd. or Heng Yu Da, a wholly own subsidiary of the Company. As a result, Mr. Ning Tang, Mr. Fanshun Kong and Ms. Yan Tian were considered de facto agent of Yirendai, and Yirendai consolidates Yi Ren Wealth Management as a VIE.

Starting from 2015, the Company began to expand its investor base from individual investors to institutional investors, who invest in the loans from the Company’s platform through a series of arrangements among assets backed financial entities. The Company consolidated such assets backed financial entities if the Company is considered as their primary beneficiary.

As of December 31, 2017, the Company’s subsidiaries and consolidated VIEs are as follows:

	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of legal ownership	Principal activities
Wholly owned subsidiaries

Yirendai Hong Kong Limited (“Yirendai HK”)	October 8, 2014	Hong Kong	100%	Investment holding

Yi Ren Heng Ye Technology Development (Beijing) Co., Ltd. (“Heng Ye”)	January 8, 2015	PRC	100%	Provision of consultancy information technology support

Chongqing Heng Yu Da Technology Co., Ltd. (“Heng Yu Da”)	March 21, 2016	PRC	100%	Provision of services relating to IT, system maintenance and customer support

Yi Ren Information Consulting (Beijing) Co., Ltd. (“Yi Ren Information”)	August 10, 2017	PRC	100%	Provision of borrower acquisition and referral services to institutional funding providers

Variable interest entities

Heng Cheng Technology Development (Beijing) Co., Ltd. (“Heng Cheng”)	September 15, 2014	PRC	Consolidated VIE	Services for online marketplace connecting borrowers and investors

Huijin No.28 Single Capital Trust E1 (“Trust No.1”)	October 16, 2015	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan (“ABS plan”)	April 22, 2016	PRC	Consolidated VIE	Host of Beneficial Right Asset

Huijin No.28 Single Capital Trust E2 (“Trust No.2”)	July 8, 2016	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Yiren Financial Information Services (Beijing) Co., Ltd. (“Yi Ren Wealth Management”)	October 13, 2016	PRC	Consolidated VIE	Wealth Management Consulting Service

Bohai Trust • Zhong Yi Property Trust No.1 (“Zhong Yi Trust”)	April 5, 2017	PRC	Consolidated VIE	Host of Beneficial Right Asset

Huijin No.28 Single Capital Trust E3 (“Trust No.3”)	June 27, 2017	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Bohai Trust • Yirendai Single Capital Trust (“Bohai Trust No.1”)	October 25, 2017	PRC	Consolidated VIE	Investment in loans through the Company’s platform